Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended
Jul. 31, 2012
Commitments and Contingencies (Textual)
Monthly management fee to Technical Manager under employment agreements	$ 10,833
Agreement period with Technical manager under employment agreements	12 months